Deferred Initial Public Offering Costs - Schedule of Deferred Initial Public Offering Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Initial Public Offering Costs [Abstract]
Legal fees and expenses		$ 257,144
Other professional advisors fees		156,197
Underwriter’s expense		50,000
Printing and engraving expenses		8,000
NASDAQ listing fee		5,000
FINRA filing fee		2,000
Deferred initial public offering costs		$ 478,341